Travel accounts payable - Schedule of Travel Accounts Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 287,426	$ 263,530
Deferred merchant bookings	198,680	142,898
Hotels and Other Travel Providers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	200,006	172,393
Canceled reservations pending payment to travelers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	51,350	71,301
Airlines
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 36,070	$ 19,836